Financial Risk and Fair Value Disclosures - Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about financial instruments [Line Items]
Designated financial assets at fair value through profit or loss			$ 213,180	$ 263,201
Financial assets held for trading			663,138	665,160
Financial assets at fair value through profit or loss			876,318	928,361
Available-for-sale financial assets	$ 0	$ 696,233	20,636,332	20,415,541
Financial assets measured at cost	$ 0	74,847	2,218,472	2,760,615
Cash and cash equivalents (excludes cash on hand)			81,670,212	57,575,264
Receivables			22,149,072	23,965,052
Refundable deposits		64,205	1,903,041	2,203,658
Other financial assets, current			2,645,003	323,769
Loans and receivables			108,367,328	84,067,743
Financial assets at fair value through profit or loss		24,188	716,918	714,169
Total			132,130,055	108,172,803
Short-term loans		858,487	25,445,540	20,550,801
Payables			24,274,413	34,401,266
Guarantee deposit (current portion included)			564,576	491,089
Bonds payable (current portion included)			48,517,631	41,980,931
Long-term loans (current portion included)			32,165,336	29,248,690
Other financial liabilities-noncurrent			20,486,119	20,311,688
Financial liabilities measured at amortized cost			151,453,615	146,984,465
Forward exchange contracts		$ 0	0	60,855
Total			151,453,615	147,045,320
Forward Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss			0	543
Option [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss			$ 31,605	$ 0